Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, maximum term, years	10 years
Weighted-average remaining contractual life of outstanding options, years	2 years 8 months 12 days
Cash received from exercise of stock options	$ 1,400,000
Tax benefit realized from exercise of stock options	363,000
Percentage of restricted stock/units vested during first year	0.40
Percentage of restricted stock/units vested during second and third years	0.30
Average grant date fair value of performance shares and restricted stock units granted		$ 37.87	$ 29.04
Total compensation cost related to nonvested performance shares and restricted stock/units not yet recognized	$ 3,800,000